Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended		9 Months Ended				0 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 27, 2011 Ocean Rig Senior Notes [Member] 9.5% Ocean Rig Senior Unsecured Notes	Dec. 31, 2012 Ocean Rig Senior Notes [Member] 9.5% Ocean Rig Senior Unsecured Notes	Dec. 31, 2011 Ocean Rig Senior Notes [Member] 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Ocean Rig Senior Notes [Member] 6.5% Drill Rigs Senior Secured Notes	Oct. 01, 2016 Ocean Rig Senior Notes [Member] 6.5% Drill Rigs Senior Secured Notes	Sep. 30, 2016 Ocean Rig Senior Notes [Member] 6.5% Drill Rigs Senior Secured Notes	Dec. 31, 2012 Ocean Rig Senior Notes [Member] 6.5% Drill Rigs Senior Secured Notes	Mar. 30, 2012 Repurchase And Sale Of Ocean Rig Senior Notes [Member] 9.5% Ocean Rig Senior Unsecured Notes	Jul. 27, 2011 Repurchase And Sale Of Ocean Rig Senior Notes [Member] 9.5% Ocean Rig Senior Unsecured Notes	Apr. 26, 2011 Repurchase And Sale Of Ocean Rig Senior Notes [Member] 9.5% Ocean Rig Senior Unsecured Notes	Dec. 31, 2011 Repurchase And Sale Of Ocean Rig Senior Notes [Member] 9.5% Ocean Rig Senior Unsecured Notes
Principal amount of senior unsecured notes				$ 500,000	$ 500,000		$ 800,000			$ 800,000	$ 18,000	$ 57,000		$ 18,000
Senior notes interest rate				9.50%			6.50%
Proceeds from issuance of senior notes				487,500			781,965
Redemption Price Of Senior Note As Percentage Of Principal Amount				100.00%			101.00%	100.00%	103.25%
Principal amount of senior notes repurchased	0	75,000	0										75,000
Gain/ (Loss) on sale of notes	709	1,406	0								709	1,406		(1,350)
Amortization of convertible notes discount	38,855	34,144	26,516
Interest expense and debt amortization cost	$ 222,635	$ 178,040	$ 107,293		$ 49,447	$ 34,562